Cover	Dec. 03, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 03, 2020
Entity File Number	1-16371
Entity Registrant Name	IDT CORPORATION
Entity Central Index Key	0001005731
Entity Tax Identification Number	22-3415036
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	520 Broad Street
Entity Address, City or Town	Newark
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07102
City Area Code	(973)
Local Phone Number	438-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class B common stock, par value $.01 per share
Trading Symbol	IDT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false